Acquisition of Liberty American, LLC	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Acquisition of Liberty American, LLC

NOTE 3 - ACQUISITION OF LIBERTY AMERICAN, LLC

On January 24, 2011, the Company acquired all of the membership units of Liberty American, LLC (“Liberty”), a Utah limited liability company that holds certain development rights with respect to the La Cienega gold mining concession in Northern Sonora, Mexico, in exchange for 10,000,000 restricted shares of the Company common stock to be issued within 30 days (issued March 5, 2011). The agreement embodying the Acquisition contains standard warranties and representations by the Company and the previous owner of Liberty.

The estimated fair values of the identifiable net assets of Liberty at January 24, 2011 (date of acquisition) consisted of:

Cash and cash equivalents	$65
Loan receivable	7,500
Total assets	7,565
Account payable	61,951
Accrued interest payable	35,662
Notes payable	196,665
Total liabilities	294,278

Identifiable net assets	$(286,713)

Goodwill of $431,713 (excess of the $145,000 fair value of the 10,000,000 common shares over the $286,713 negative identifiable net assets of Liberty) was recorded at the January 24, 2011 acquisition date. As the Company believed that the fair value of the goodwill recorded by the Company was $-0-, the entire $431,713 goodwill was written off on the January 24, 2011 acquisition date.

The following pro forma information summarizes the results of operations for the periods indicated as if the acquisition occurred at November 30, 2009. The pro forma information is not necessarily indicative of the results that would have been reported had the transaction actually occurred on November 30, 2009.

	Nine Months Ended August 31,
	2011	2010

Net revenues	$—	$2,598

Exploration and carrying costs	548,663	9,750
Officers and directors’ compensation	154,000	—
Consulting fees	922,190	2,954,000
Professional fees	3,985,815	234,081
General and administrative	1,158,893	8,957

Total operating expenses	6,769,561	3,206,788

Loss from operations	(6,769,561)	(3,206,788)

Other income (expenses) - net	(999.192)	(8,189)

Net loss	$(7,768,753)	$(3,214,977)

Diluted loss per common share	$(0.02)	$(0.04)